Legal Proceedings, Contingencies and Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Significant Commitments
A summary of the contractual amount of significant commitments is as follows.

	December 31,
	2015	2014
	(Dollars in millions)
Commitments to extend credit
Mortgage loans interest-rate lock commitments	$3,792	$2,172
HELOC commitments	150	88
Other consumer commitments	22	7
Warehouse loan commitments	871	827
Standby and commercial letters of credit	13	10
Commercial and industrial commitments	151	276
Other commercial commitments	497	169

Other Commitments
A summary of the contractual amount of significant commitments is as follows:

	June 30, 2016	December 31, 2015
	(Dollars in millions)
Commitments to extend credit
Mortgage loans interest-rate lock commitments	$6,398	$3,792
HELOC commitments	161	150
Other consumer commitments	33	22
Warehouse loan commitments	779	871
Standby and commercial letters of credit	18	13
Commercial and industrial commitments	157	151
Other commercial commitments	723	497